Capitalized Development Cost and Other Long-Term Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Capitalized Development Cost and Other Long-Term Assets [Abstract]
Capitalized development cost and other long-term assets
8.	Capitalized development cost and other long-term assets

Capitalized project costs are amounts paid to vendors that are related to the purchase and construction of solar energy facilities. Notes receivables and prepaids consist of amounts owed to the Company as well as amounts paid to vendors for services that have yet to be received by the Company. Capitalized cost and other long-term assets consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
Capitalized development cost and other long-term assets	9,308	7,266
Other receivables	-	1,272
Total	9,308	8,538

Capitalized development cost relates to various projects that are under development for the period. As the Company closes either a purchase or development of new solar parks, these development costs are added to the final asset displayed in Property, and Equipment. If the Company does not close on the prospective project, these costs are written off to Development Cost on the Consolidated Statement Operations and Comprehensive Income/(Loss).

Notes receivable and other long term prepaids relates to various notes outstanding, security deposits and various smaller prepayments issued for the period.

8.	Capitalized development cost and other long-term assets

Capitalized project costs are amounts paid to vendors that are related to the purchase and construction of solar energy facilities. Notes receivables and prepaids consist of amounts owed to the Company as well as amounts paid to vendors for services that have yet to be received by the Company. As of December 31, 2022 and 2021, the company had

$8.5 million and $5.3 million of long-term assets as outlined in the table below:

	Year Ended December 31,
	2022	2021
	(in thousands)
Capitalized development cost and other long-term assets	$7,266	$3,286
Notes receivables and other long term prepaids	1,272	2,045
	$8,538	$5,331

Capitalized development cost relates to various projects that are under development for the period. As the Company closes either a purchase or development of new solar parks, these development costs are added to the final asset displayed in Property, and Equipment. If the company does not close on the prospective project, these cost are written off to Development Cost on the Consolidated Statement Operations and Comprehensive Income/(Loss). Refer to Note 18 for discussion of Development Cost in 2022.

Notes receivable and other long term prepaids relates to various notes outstanding, security deposits and various smaller prepayments issued for the period.